CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Cash flows from operating activities:
Net income (loss)	$ 4,854	$ (387)
Adjustments required to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	4,574	4,976
Stock-based compensation expense	619	592
Decrease (increase) in trade and other receivables, net	(9,288)	30,503
Decrease (increase) in inventory, net of write off	(10,555)	1,603
Decrease in deferred tax asset, net	140	1,205
Increase (decrease) in trade payables and accrued liabilities	18,775	(18,445)
Increase (decrease) in deferred revenues	1,018	(4,934)
Other adjustments	(88)	(108)
Net cash provided by operating activities	10,049	15,005
Cash flows from investing activities:
Purchase of property and equipment	(3,505)	(3,608)
Investment in short-term bank deposits		(153)
Net cash used in investing activities	(3,505)	(3,761)
Cash flows from financing activities:
Proceeds from share options exercise	189	7
Repayment of bank loans	(9,000)	(13,472)
Net cash used in financing activities	(8,811)	(13,465)
Effect of exchange rate changes on cash	16	280
Decrease in cash and cash equivalents	(2,251)	(1,941)
Cash and cash equivalents at the beginning of the period	36,338	36,318
Cash and cash equivalents at the end of the period	$ 34,087	$ 34,377